Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 83.6%
Aerospace & Defense - 2.4%
BAE Systems PLC
5.50%, 03/26/2054 (A)	$ 880,000	$ 850,728
Boeing Co.
3.83%, 03/01/2059	2,620,000	1,703,291
5.93%, 05/01/2060	962,000	896,826
6.86%, 05/01/2054	3,093,000	3,317,560
General Electric Co.
4.13%, 10/09/2042	1,635,000	1,344,802
4.50%, 03/11/2044	1,307,000	1,132,139
RTX Corp.
4.15%, 05/15/2045	2,385,000	1,932,562
4.63%, 11/16/2048	3,681,000	3,144,673
		14,322,581
Automobile Components - 0.5%
Aptiv Swiss Holdings Ltd.
4.15%, 05/01/2052	2,031,000	1,453,196
Lear Corp.
3.55%, 01/15/2052	2,452,000	1,625,164
		3,078,360
Automobiles - 0.7%
Ford Motor Co.
4.75%, 01/15/2043	1,313,000	1,037,680
General Motors Co.
6.25%, 10/02/2043	3,374,000	3,310,810
		4,348,490
Banks - 9.3%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	6,200,000	5,370,819
Fixed until 03/20/2050, 4.08% (B), 03/20/2051	3,690,000	2,899,101
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	3,705,000	3,680,578
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	454,000	453,975
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	504,000	507,864
BPCE SA
Fixed until 10/19/2041, 3.58% (B), 10/19/2042 (A)	1,021,000	725,395
Fixed until 07/19/2032, 5.75% (B), 07/19/2033 (A)	1,642,000	1,630,055
Fixed until 01/14/2045, 6.92% (B), 01/14/2046 (A)	410,000	423,838
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	4,821,000	4,037,645
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	2,095,000	1,780,272
Fixed until 07/23/2034, 5.33% (B), 07/23/2035	3,200,000	3,146,024
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	1,569,000	1,559,602
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (A)	$ 1,861,000	$ 2,125,862
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (B), 04/22/2041	8,642,000	6,462,931
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	2,452,000	2,455,705
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	886,000	887,477
Morgan Stanley
Fixed until 07/22/2037, 3.97% (B), 07/22/2038	2,325,000	1,991,375
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	1,334,000	1,316,616
Fixed until 11/19/2054, 5.52% (B), 11/19/2055	819,000	794,397
Fixed until 01/18/2035, 5.59% (B), 01/18/2036	2,921,000	2,936,058
PNC Financial Services Group, Inc.
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	1,169,000	1,204,865
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	979,000	952,095
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	1,175,000	1,196,854
UBS Group AG
Fixed until 09/06/2044, 5.38% (B), 09/06/2045 (A)	1,200,000	1,147,468
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	790,000	839,482
Wells Fargo & Co.
4.75%, 12/07/2046	5,694,000	4,863,907
		55,390,260
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	9,994,000	8,376,197
Constellation Brands, Inc.
5.25%, 11/15/2048	2,311,000	2,099,858
Pernod Ricard SA
5.50%, 01/15/2042 (A)	1,578,000	1,505,635
		11,981,690
Biotechnology - 1.4%
Amgen, Inc.
4.20%, 02/22/2052	1,894,000	1,468,736
5.75%, 03/02/2063	2,822,000	2,717,778
CSL Finance PLC
4.95%, 04/27/2062 (A)(C)	1,841,000	1,590,233
Gilead Sciences, Inc.
5.50%, 11/15/2054	2,935,000	2,850,518
		8,627,265
Building Products - 1.7%
Carrier Global Corp.
6.20%, 03/15/2054	1,333,000	1,412,220
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
CRH America Finance, Inc.
5.88%, 01/09/2055	$ 1,704,000	$ 1,728,849
GCC SAB de CV
3.61%, 04/20/2032 (A)	471,000	401,777
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	3,974,000	3,405,487
Owens Corning
4.30%, 07/15/2047	1,638,000	1,315,413
Vulcan Materials Co.
5.70%, 12/01/2054	1,628,000	1,587,863
		9,851,609
Chemicals - 1.8%
LYB International Finance BV
4.88%, 03/15/2044	1,551,000	1,339,171
Nutrien Ltd.
5.00%, 04/01/2049	4,059,000	3,596,229
OCP SA
6.88%, 04/25/2044 (D)	471,000	455,692
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	3,540,000	3,015,582
Westlake Corp.
4.38%, 11/15/2047	3,322,000	2,620,346
		11,027,020
Commercial Services & Supplies - 2.6%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	468,000	469,113
Equifax, Inc.
7.00%, 07/01/2037	3,854,000	4,202,985
GXO Logistics, Inc.
2.65%, 07/15/2031	2,529,000	2,156,574
6.50%, 05/06/2034	677,000	691,388
Moody's Corp.
3.25%, 05/20/2050	3,499,000	2,323,225
Siemens Financieringsmaatschappij NV
2.88%, 03/11/2041 (A)	1,720,000	1,247,866
4.40%, 05/27/2045 (A)	1,071,000	924,580
Waste Management, Inc.
5.35%, 10/15/2054	3,643,000	3,494,348
		15,510,079
Communications Equipment - 5.4%
AT&T, Inc.
3.50%, 09/15/2053	6,726,000	4,538,584
3.55%, 09/15/2055	8,699,000	5,830,262
Corning, Inc.
4.38%, 11/15/2057	2,306,000	1,793,702
PLDT, Inc.
3.45%, 06/23/2050 (D)	412,000	282,921
Telefonica Emisiones SA
7.05%, 06/20/2036	4,669,000	5,128,237
T-Mobile USA, Inc.
3.30%, 02/15/2051	795,000	526,413
4.50%, 04/15/2050	2,746,000	2,249,210
5.65%, 01/15/2053	2,952,000	2,848,516
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Verizon Communications, Inc.
2.99%, 10/30/2056	$ 1,531,000	$ 909,227
3.70%, 03/22/2061	9,200,000	6,242,107
Vodafone Group PLC
5.75%, 06/28/2054	2,335,000	2,237,329
		32,586,508
Consumer Staples Distribution & Retail - 2.7%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	3,955,000	2,543,901
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)	2,420,000	2,292,668
Home Depot, Inc.
4.25%, 04/01/2046	5,083,000	4,246,848
Lowe's Cos., Inc.
3.00%, 10/15/2050	2,575,000	1,602,987
4.25%, 04/01/2052	2,452,000	1,913,464
McDonald's Corp.
3.63%, 09/01/2049	2,205,000	1,598,168
Starbucks Corp.
4.50%, 11/15/2048	2,299,000	1,918,421
		16,116,457
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (A)	2,589,000	2,565,934
Diversified REITs - 0.4%
VICI Properties LP
6.13%, 04/01/2054	2,602,000	2,578,944
Electric Utilities - 10.4%
Appalachian Power Co.
4.45%, 06/01/2045	3,433,000	2,785,601
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	2,269,000	1,954,530
Black Hills Corp.
4.20%, 09/15/2046	5,093,000	3,994,363
Comision Federal de Electricidad
4.68%, 02/09/2051 (D)	295,000	196,042
6.26%, 02/15/2052 (D)	1,100,000	920,037
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	6,865,000	5,000,947
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	3,025,000	3,165,734
DTE Electric Co.
4.05%, 05/15/2048	2,315,000	1,854,158
Duke Energy Florida LLC
6.35%, 09/15/2037	4,355,000	4,634,963
Electricite de France SA
5.00%, 09/21/2048 (A)	2,176,000	1,862,920
Entergy Arkansas LLC
4.20%, 04/01/2049	4,059,000	3,223,304
Evergy Metro, Inc.
4.20%, 03/15/2048	3,433,000	2,706,983
FirstEnergy Corp.
4.85%, 07/15/2047	3,595,000	3,051,292
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Northern States Power Co.
4.00%, 08/15/2045	$ 2,776,000	$ 2,216,872
Pacific Gas & Electric Co.
3.50%, 08/01/2050	2,061,000	1,339,529
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	52,744
Potomac Electric Power Co.
7.90%, 12/15/2038	4,058,000	5,000,044
Public Service Electric & Gas Co.
4.05%, 05/01/2048	3,433,000	2,724,210
Southern California Edison Co.
4.65%, 10/01/2043	2,919,000	2,400,032
Southern Co.
4.40%, 07/01/2046	3,025,000	2,491,611
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	1,243,000	1,172,798
Union Electric Co.
3.90%, 09/15/2042	4,615,000	3,700,446
Virginia Electric & Power Co.
8.88%, 11/15/2038	4,663,000	6,049,358
		62,498,518
Electrical Equipment - 0.3%
Emerson Electric Co.
2.75%, 10/15/2050	2,454,000	1,538,234
Electronic Equipment, Instruments & Components - 0.4%
AAC Technologies Holdings, Inc.
3.75%, 06/02/2031 (D)	654,000	584,072
Amphenol Corp.
5.38%, 11/15/2054	2,001,000	1,898,141
		2,482,213
Energy Equipment & Services - 0.5%
Halliburton Co.
5.00%, 11/15/2045	3,331,000	2,971,408
Financial Services - 0.9%
Brookfield Finance, Inc.
5.97%, 03/04/2054	1,973,000	2,005,642
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	479,000	480,660
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	1,139,000	1,173,422
FMR LLC
6.50%, 12/14/2040 (A)	1,718,000	1,870,182
		5,529,906
Food Products - 2.7%
BAT Capital Corp.
4.76%, 09/06/2049	2,603,000	2,124,445
7.08%, 08/02/2053	2,566,000	2,827,647
Cargill, Inc.
6.63%, 09/15/2037 (A)	2,398,000	2,589,898
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
J M Smucker Co.
6.50%, 11/15/2043	$ 629,000	$ 666,715
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
4.38%, 02/02/2052	3,900,000	2,958,633
6.50%, 12/01/2052	852,000	871,512
Kroger Co.
5.50%, 09/15/2054	1,086,000	1,019,052
Philip Morris International, Inc.
4.25%, 11/10/2044	1,749,000	1,436,994
Sysco Corp.
3.30%, 02/15/2050	2,306,000	1,540,244
		16,035,140
Health Care Equipment & Supplies - 1.2%
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	3,059,000	2,247,203
5.75%, 12/06/2052 (A)	1,540,000	1,520,116
Danaher Corp.
2.60%, 10/01/2050	1,227,000	728,274
Stryker Corp.
4.63%, 03/15/2046	2,757,000	2,402,168
		6,897,761
Health Care Providers & Services - 3.5%
Cigna Group
3.40%, 03/15/2051	2,626,000	1,730,418
3.88%, 10/15/2047	3,998,000	2,938,735
5.60%, 02/15/2054	3,034,000	2,840,422
Elevance Health, Inc.
5.13%, 02/15/2053	3,089,000	2,743,085
HCA, Inc.
4.63%, 03/15/2052	3,451,000	2,728,499
6.10%, 04/01/2064	2,593,000	2,478,379
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,144,000	1,116,225
UnitedHealth Group, Inc.
5.20%, 04/15/2063	5,221,000	4,651,684
		21,227,447
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.
5.63%, 05/15/2054	2,075,000	1,975,357
Hotels, Restaurants & Leisure - 0.6%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,733,000	3,806,163
Insurance - 2.1%
Alleghany Corp.
3.25%, 08/15/2051	1,783,000	1,192,439
4.90%, 09/15/2044	1,843,000	1,688,045
Allstate Corp.
3.85%, 08/10/2049	2,353,000	1,748,414
Aon North America, Inc.
5.75%, 03/01/2054	3,195,000	3,133,187
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Corebridge Financial, Inc.
4.40%, 04/05/2052	$ 1,800,000	$ 1,440,459
Equitable Holdings, Inc.
5.00%, 04/20/2048	1,500,000	1,341,261
High Street Funding Trust II
4.68%, 02/15/2048 (A)	2,220,000	1,853,543
		12,397,348
Internet & Catalog Retail - 2.2%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	200,000	136,044
4.20%, 12/06/2047	1,221,000	972,974
Amazon.com, Inc.
4.05%, 08/22/2047	3,268,000	2,689,877
JD.com, Inc.
4.13%, 01/14/2050	935,000	734,394
Meta Platforms, Inc.
4.45%, 08/15/2052	2,299,000	1,935,804
5.75%, 05/15/2063	1,143,000	1,146,831
Prosus NV
4.03%, 08/03/2050 (D)	1,177,000	767,949
4.99%, 01/19/2052 (D)	2,000,000	1,512,937
Uber Technologies, Inc.
5.35%, 09/15/2054	3,249,000	3,010,479
		12,907,289
IT Services - 0.5%
Apple, Inc.
3.45%, 02/09/2045	2,606,000	1,991,460
Hewlett Packard Enterprise Co.
5.60%, 10/15/2054	1,246,000	1,200,689
		3,192,149
Machinery - 0.3%
Ingersoll Rand, Inc.
5.70%, 06/15/2054	1,615,000	1,583,515
Media - 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	6,353,000	6,034,865
Comcast Corp.
2.89%, 11/01/2051	1,926,000	1,161,468
2.94%, 11/01/2056 (C)	1,281,000	741,679
4.00%, 11/01/2049	3,764,000	2,827,984
Fox Corp.
5.58%, 01/25/2049	3,078,000	2,864,555
		13,630,551
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	1,810,000	1,685,202
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	1,307,000	1,410,826
Newmont Corp.
6.25%, 10/01/2039	2,118,000	2,227,136
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Nucor Corp.
2.98%, 12/15/2055	$ 1,837,000	$ 1,093,106
		6,416,270
Oil, Gas & Consumable Fuels - 10.1%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (D)	1,297,000	1,138,247
BP Capital Markets America, Inc.
2.94%, 06/04/2051	4,290,000	2,667,139
Cameron LNG LLC
3.70%, 01/15/2039 (A)	1,772,000	1,433,328
Devon Energy Corp.
5.00%, 06/15/2045	1,841,000	1,539,511
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,649,000	1,281,531
5.75%, 04/18/2054	1,766,000	1,659,104
Energy Transfer LP
5.00%, 05/15/2050	1,718,000	1,457,515
7.50%, 07/01/2038	4,541,000	5,145,594
Enterprise Products Operating LLC
4.90%, 05/15/2046	3,676,000	3,272,716
Equinor ASA
5.10%, 08/17/2040	2,825,000	2,733,136
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	1,542,000	1,516,518
Hess Corp.
5.60%, 02/15/2041	1,863,000	1,830,256
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (D)	1,750,000	1,614,375
Kinder Morgan Energy Partners LP
6.55%, 09/15/2040	4,541,000	4,726,587
MPLX LP
5.50%, 02/15/2049	1,472,000	1,347,126
Occidental Petroleum Corp.
6.60%, 03/15/2046	2,626,000	2,663,242
ONEOK Partners LP
6.20%, 09/15/2043	2,191,000	2,185,164
ONEOK, Inc.
4.25%, 09/15/2046	2,090,000	1,602,621
5.20%, 07/15/2048	1,841,000	1,621,005
Ovintiv, Inc.
7.10%, 07/15/2053	1,629,000	1,743,475
Pertamina Persero PT
6.45%, 05/30/2044 (A)	1,429,000	1,451,205
Petroleos del Peru SA
5.63%, 06/19/2047 (D)	1,968,000	1,250,124
Petroleos Mexicanos
6.95%, 01/28/2060	1,459,000	1,004,952
7.69%, 01/23/2050	2,185,000	1,638,238
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	917,000	775,354
Shell Finance U.S., Inc.
3.75%, 09/12/2046	4,690,000	3,538,989
Spectra Energy Partners LP
4.50%, 03/15/2045	3,433,000	2,816,038
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
5.30%, 03/01/2048	$ 2,452,000	$ 2,087,737
Williams Cos., Inc.
5.40%, 03/04/2044	3,025,000	2,838,998
		60,579,825
Personal Care Products - 0.6%
Kenvue, Inc.
5.10%, 03/22/2043	3,681,000	3,526,431
Pharmaceuticals - 4.6%
AbbVie, Inc.
4.70%, 05/14/2045	2,918,000	2,598,014
5.40%, 03/15/2054	3,096,000	2,989,162
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,823,000	1,759,035
Cardinal Health, Inc.
5.75%, 11/15/2054	1,028,000	996,567
CVS Health Corp.
5.30%, 12/05/2043	4,181,000	3,703,434
5.88%, 06/01/2053	2,313,000	2,155,515
Fixed until 09/10/2034, 6.75% (B), 12/10/2054	712,000	701,889
Johnson & Johnson
3.75%, 03/03/2047	1,638,000	1,292,331
Merck & Co., Inc.
3.70%, 02/10/2045	2,965,000	2,304,940
5.00%, 05/17/2053	2,160,000	1,974,269
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	2,168,000	1,990,816
Pfizer, Inc.
4.20%, 09/15/2048	4,581,000	3,731,379
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	1,640,000	1,068,381
		27,265,732
Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	3,042,000	2,369,115
Retail REITs - 0.3%
Kimco Realty OP LLC
3.70%, 10/01/2049	1,200,000	869,488
Simon Property Group LP
5.85%, 03/08/2053	700,000	703,722
		1,573,210
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052 (C)	2,925,000	2,445,855
Broadcom, Inc.
3.50%, 02/15/2041 (A)	2,051,000	1,585,431
Foundry JV Holdco LLC
6.40%, 01/25/2038 (A)	1,085,000	1,103,118
Intel Corp.
5.60%, 02/21/2054	2,075,000	1,821,001
5.90%, 02/10/2063	1,841,000	1,658,277
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.
5.00%, 03/15/2049	$ 1,543,000	$ 1,401,712
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	2,316,000	1,546,892
QUALCOMM, Inc.
4.30%, 05/20/2047	4,285,000	3,554,875
Texas Instruments, Inc.
4.15%, 05/15/2048	1,557,000	1,262,511
5.05%, 05/18/2063	1,903,000	1,704,247
		18,083,919
Software - 2.7%
AppLovin Corp.
5.95%, 12/01/2054	1,629,000	1,599,446
Fiserv, Inc.
4.40%, 07/01/2049	1,889,000	1,535,894
Intuit, Inc.
5.50%, 09/15/2053	1,743,000	1,706,294
Microsoft Corp.
2.92%, 03/17/2052	3,894,000	2,560,918
Oracle Corp.
5.50%, 09/27/2064	1,559,000	1,408,251
6.90%, 11/09/2052	6,463,000	7,161,939
		15,972,742
Transportation Infrastructure - 1.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	588,000	366,131
4.70%, 09/01/2045	4,541,000	4,039,688
5.20%, 04/15/2054	1,544,000	1,456,304
Norfolk Southern Corp.
4.65%, 01/15/2046	2,394,000	2,087,325
		7,949,448
Total Corporate Debt Securities (Cost $509,140,850)		500,394,888
U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury - 9.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	21,212,000	10,050,842
1.88%, 11/15/2051	18,238,000	10,050,848
3.63%, 02/15/2053 - 05/15/2053	538,000	436,881
4.13%, 08/15/2053	854,000	759,426
4.25%, 02/15/2054 - 08/15/2054	4,158,000	3,782,695
4.50%, 02/15/2044 - 11/15/2054	14,098,000	13,437,351
4.63%, 05/15/2044 - 05/15/2054	4,596,000	4,454,128
4.75%, 11/15/2043 - 11/15/2053	4,338,000	4,282,602
U.S. Treasury Notes
3.88%, 08/15/2034	2,477,000	2,346,183
4.25%, 11/15/2034	3,112,000	3,034,686
4.38%, 05/15/2034	6,901,000	6,805,033
Total U.S. Government Obligations (Cost $62,148,457)		59,440,675
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Chile - 0.3%
Chile Government International Bonds
4.00%, 01/31/2052	$ 2,609,000	$ 1,948,141
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	353,000	281,597
5.00%, 06/15/2045	1,602,000	1,085,546
		1,367,143
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
6.13%, 06/15/2033 (A)	1,405,000	1,257,475
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.85%, 01/27/2045 (D)	1,654,000	1,648,264
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (D)	1,457,000	1,296,628
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	825,000	772,501
Ireland - 0.2%
Amazon Conservation DAC
6.03%, 01/16/2042 (A)	1,314,000	1,324,239
Mexico - 0.2%
Mexico Government International Bonds
4.60%, 02/10/2048	1,483,000	1,066,237
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	2,409,000	1,475,596
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	612,000	572,148
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	1,012,000	957,651
Republic of South Africa - 0.2%
Republic of South Africa Government International Bonds
7.95%, 11/19/2054 (A)	1,250,000	1,199,386
Romania - 0.1%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	1,272,000	799,131
Saudi Arabia - 0.2%
Saudi Government International Bonds
5.25%, 01/16/2050 (A)	1,128,000	1,014,771
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (D)	$ 1,354,000	$ 1,124,375
Total Foreign Government Obligations (Cost $18,076,270)		17,823,686
ASSET-BACKED SECURITIES - 1.3%
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	3,388,805	2,947,599
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	5,388,236	4,779,290
Total Asset-Backed Securities (Cost $7,964,867)		7,726,889
U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
Tennessee Valley Authority
4.25%, 09/15/2065	3,700,000	3,016,152
Total U.S. Government Agency Obligation (Cost $2,986,970)		3,016,152
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	880,000	947,231
Total Municipal Government Obligation (Cost $979,763)		947,231

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (E)	791,443	791,443
Total Other Investment Company (Cost $791,443)		791,443

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (E), dated 01/31/2025, to be repurchased at $4,192,394 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $4,275,664.	$ 4,191,766	4,191,766
Total Repurchase Agreement (Cost $4,191,766)		4,191,766
Total Investments (Cost $606,280,386)		594,332,730
Net Other Assets (Liabilities) - 0.7%		4,479,400
Net Assets - 100.0%		$ 598,812,130
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$500,394,888	$—	$500,394,888
U.S. Government Obligations	—	59,440,675	—	59,440,675
Foreign Government Obligations	—	17,823,686	—	17,823,686
Asset-Backed Securities	—	7,726,889	—	7,726,889
U.S. Government Agency Obligation	—	3,016,152	—	3,016,152
Municipal Government Obligation	—	947,231	—	947,231
Other Investment Company	791,443	—	—	791,443
Repurchase Agreement	—	4,191,766	—	4,191,766
Total Investments	$791,443	$593,541,287	$—	$594,332,730
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $63,250,730, representing 10.6% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $773,447, collateralized by cash collateral of $791,443. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the total value of the Regulation S securities is $15,807,245, representing
2.6% of the Fund's net assets.

(E)	Rate disclosed reflects the yield at January 31, 2025.
(F)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Long Credit (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds